Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	NCOM
Entity Registrant Name	NATIONAL COMMERCE CORPORATION
Entity Central Index Key	0001609951
Entity Filer Category	Smaller Reporting Company